Income Taxes (Details) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Income Taxes (Details) [Line Items]
Tax rate				16.50%	16.50%
Tax rate	(58.50%)	(58.50%)
Remaining assessable profits tax rate	16.50%	16.50%
Income tax expenses (in Dollars)	$ 77,277		$ 132,180	$ 431,139		$ 114,958	$ 1,767
Inland Revenue, Hong Kong [Member]
Income Taxes (Details) [Line Items]
Loss before income tax expense (in Dollars)		$ 2			$ 2
Tax rate				8.25%	8.25%
Tax rate	16.50%	16.50%
Preferential income tax rate	8.25%	8.25%
Income tax expenses (in Dollars)	$ 77,506
Statutory profits tax rate	16.50%	16.50%
CHINA
Income Taxes (Details) [Line Items]
Tax rate				25.00%	25.00%
Income tax rate subsidiaries				25.00%	25.00%	25.00%
Income tax expenses (in Dollars)	$ 77,506
FINLAND
Income Taxes (Details) [Line Items]
Tax rate	20.00%	20.00%
FINLAND | Maximum [Member]
Income Taxes (Details) [Line Items]
Tax rate	20.00%	20.00%
Income tax extended period	25 years	25 years
FINLAND | Minimum [Member]
Income Taxes (Details) [Line Items]
Tax rate	18.00%	18.00%
Income tax extended period	10 years	10 years
Income Tax Jurisdiction, Foreign, Other [Member]
Income Taxes (Details) [Line Items]
Income tax expenses (in Dollars)	$ 229